HSBC Funds

Quarterly Report

July 31, 2023

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.1%
Biotechnology — 7.9%
Alkermes PLC(a)	14,970	438,322
Dynavax Technologies Corp.(a)	16,340	228,597
Exact Sciences Corp.(a)	4,560	444,782
Halozyme Therapeutics, Inc.(a)	11,800	506,928
Ironwood Pharmaceuticals, Inc., Class A(a)	3,460	38,371
Myriad Genetics Inc.(a)	9,450	211,207
		1,868,207
Building Products — 3.3%
Apogee Enterprises, Inc.	2,900	143,637
JELD-WEN Holding Inc.(a)	3,500	62,335
Owens Corning	4,100	573,959
		779,931
Capital Markets — 2.0%
Cboe Global Markets, Inc.	160	22,349
Donnelley Financial Solutions Inc.(a)	4,670	220,891
Victory Capital Holdings, Inc., Class A	6,710	222,503
		465,743
Commercial Banks — 1.0%
SouthState Corp.	2,980	231,457

Communications Equipment — 2.2%
Extreme Networks, Inc.(a)	19,400	515,846

Construction & Engineering — 2.7%
Sterling Infrastructure, Inc.(a)	3,830	229,762
WillScot Mobile Mini Holdings Corp.(a)	8,460	405,657
		635,419
Consumer Staples Distribution & Retail — 1.0%
Sprouts Farmers Market Inc.(a)	6,240	244,920

Diversified Consumer Services — 3.4%
ADT, Inc.	14,040	89,575
Frontdoor, Inc.(a)	7,970	278,313
H&R Block, Inc.	12,990	436,594
		804,482
Diversified Telecommunication Services — 1.6%
Iridium Communications, Inc.	7,360	386,768

Electrical Equipment — 1.9%
Atkore, Inc.(a)	2,780	441,103

Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	4,300	538,274
Jabil, Inc.	3,790	419,439
		957,713
Financial Services — 1.3%
WEX, Inc.(a)	1,640	310,534

Health Care Equipment & Supplies — 9.8%
Artivion, Inc.(a)	14,460	251,893
AtriCure, Inc.(a)	5,130	283,945
CONMED Corp.	3,000	363,150
Haemonetics Corp.(a)	3,280	302,547
Inspire Medical Systems, Inc.(a)	960	276,298
Penumbra, Inc.(a)	1,210	367,065
Tactile Systems Technology Inc.(a)	8,680	198,859
TransMedics Group, Inc.(a)	2,970	276,745
		2,320,502
Health Care Providers & Services — 7.1%
AMN Healthcare Services, Inc.(a)	2,510	268,946
Cross Country Healthcare, Inc.(a)	4,820	124,356
Ensign Group, Inc.	5,030	487,256
Option Care Health, Inc.(a)	9,260	312,803
RadNet, Inc.(a)	7,500	248,100
Surgery Partners, Inc.(a)	6,400	247,232
		1,688,693
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc.	3,800	121,220

Health Care Technology — 1.2%
Health Catalyst, Inc.(a)	19,860	278,636

Household Durables — 7.1%
Cavco Industries Inc.(a)	650	192,173
Installed Building Products, Inc.	3,250	481,065
Tempur Sealy International, Inc.	9,770	436,035
TopBuild Corp.(a)	2,080	569,774
		1,679,047

HSBC FAMILY OF FUNDS	1

HSBC RADIANTESG U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2023 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Interactive Media & Services — 0.9%
Cars.com, Inc.(a)	9,680	220,801

Life Sciences Tools & Services — 1.8%
Bruker Corp.	6,120	420,566

Machinery — 1.1%
Wabash National Corp.	10,910	258,349

Metals & Mining — 1.0%
Constellium SE, Class A(a)	13,080	249,697

Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC(a)	450	58,689

Professional Services — 5.2%
Insperity, Inc.	3,480	409,422
Paylocity Holding Corp.(a)	2,210	501,339
Verra Mobility Corp., Class A(a)	15,870	333,111
		1,243,872
Retail REITs — 1.8%
Tanger Factory Outlet Centers, Inc.	18,480	432,617

Semiconductors & Semiconductor Equipment — 6.4%
Axcelis Technologies, Inc.(a)	2,170	435,041
Lattice Semiconductor Corp.(a)	4,440	403,774
PDF Solutions Inc.(a)	1,010	46,450
Power Integrations Inc.	2,880	279,763
Rambus, Inc.(a)	5,700	356,877
		1,521,905
Software — 15.0%
Elastic NV(a)	4,020	267,129
Gen Digital, Inc.	23,270	452,601
Manhattan Associates, Inc.(a)	2,610	497,518
New Relic, Inc.(a)	3,930	330,041
Nutanix, Inc., Class A(a)	14,580	440,316
OneSpan, Inc.(a)	3,540	48,640
PROS Holdings, Inc.(a)	7,730	293,740
Smartsheet Inc., Class A(a)	6,410	284,604
Teradata Corp.(a)	4,990	283,681
Workiva, Inc., Class A(a)	4,040	425,372
Zuora, Inc., Class A(a)	20,620	241,873
		3,565,515
Specialized REITs — 1.9%
Iron Mountain, Inc.	7,260	445,764

Specialty Retail — 0.9%
Sally Beauty Holdings, Inc.(a)	17,600	210,672

Technology Hardware, Storage & Peripherals — 2.1%
Pure Storage, Inc., Class A(a)	13,730	507,873

Textiles, Apparel & Luxury Goods — 1.8%
Kontoor Brands, Inc.	9,930	420,635

TOTAL COMMON STOCKS (Cost $19,051,227)		23,287,176

TOTAL INVESTMENTS IN SECURITIES (Cost $19,051,227) — 98.1%		23,287,176
Other Assets (Liabilities) — 1.9%		452,577
NET ASSETS — 100.0%		$23,739,753

(a)	Represents non-income producing security

2	HSBC FAMILY OF FUNDS

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND

Schedule of Portfolio Investments — as of July 31, 2023 (Unaudited)

Value ($)
Affiliated Portfolio — 99.7%
HSBC RadiantESG U.S. Smaller Companies Portfolio	8,191,359
TOTAL AFFILIATED PORTFOLIO (Cost $6,776,594)	8,191,359

TOTAL INVESTMENTS IN SECURITIES (Cost $6,776,594) — 99.7%	8,191,359
Other Assets (Liabilities) — 0.3%	25,469
NET ASSETS — 100.0%	$8,216,828

Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the nine-month period ended July 31, 2023 is as follows:

	Value 10/31/2022 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation /Depreciation ($)	Value 07/31/2023 ($)	Net Income/(Loss) ($)
RadiantESG U.S. Smaller Companies Fund
HSBC RadiantESG U.S. Smaller Companies Portfolio	8,175,190	515,883	(1,957,665)	400,390	1,057,561	8,191,359	(203,511)
Total	8,175,190	515,883	(1,957,665)	400,390	1,057,561	8,191,359	(203,511)

HSBC FAMILY OF FUNDS	1

HSBC RADIANTESG U.S. SMALLER COMPANIES FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2023 (Unaudited)

Value ($)
Affiliated Portfolio — 99.8%
HSBC RadiantESG U.S. Smaller Companies Portfolio	15,548,394
TOTAL AFFILIATED PORTFOLIO (Cost $12,727,210)	15,548,394

TOTAL INVESTMENTS IN SECURITIES (Cost $12,727,210) — 99.8%	15,548,394
Other Assets (Liabilities) — 0.2%	28,552
NET ASSETS — 100.0%	$15,576,946

Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the nine-month period ended July 31, 2023 is as follows:

	Value 10/31/2022 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation /Depreciation ($)	Value 07/31/2023 ($)	Net Income/(Loss) ($)
RadiantESG U.S. Smaller Companies Fund (Class I)
HSBC RadiantESG U.S. Smaller Companies Portfolio	17,023,582	880,594	(5,101,250)	672,123	2,073,345	15,548,394	(395,800)
Total	17,023,582	880,594	(5,101,250)	672,123	2,073,345	15,548,394	(395,800)

HSBC FAMILY OF FUNDS	1